RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.

Upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (SPACs)” promulgated by the SEC on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. An instrument would be considered indexed to an entity’s own stock if its settlement amount were equal the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or an instrument that includes variables that would be inputs to the fair value of a fixed-for-fixed forward or option on equity shares. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

As a result of the above, the Company is reclassifying the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 31, 2019 (audited)
Warrant Liability	$—	$13,676,500	$13,676,500
Ordinary Shares Subject to Possible Redemption	246,272,190	12,618,180	258,890,370
Class A Ordinary Shares	125	(125)	—
Additional Paid-in Capital	4,968,144	(4,968,144)	—
Accumulated Deficit	31,091	(21,326,411)	(21,295,320)
Stockholders’ Equity	5,000,007	(26,294,680)	(21,294,673)
Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$201,012,750	$201,012,750
Ordinary Shares Subject to Possible Redemption	240,969,395	18,895,777	259,865,172
Class A Ordinary Shares	185	(185)	—
Additional Paid-in Capital	10,270,879	(10,270,879)	—
Accumulated Deficit	(5,271,709)	(209,637,463)	(214,909,172)
Shareholders’ Equity	5,000,002	(219,908,527)	(214,908,525)
Period from September 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$(201,125)	$(201,125)
Net income (loss)	31,091	1,648,034	1,679,125
Basic and diluted net loss per share, Class B	0.01	0.04	0.05
Period from January 1, 2020 to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(187,336,250)	$(187,336,250)
Net income/loss	$(5,302,800)	$(187,336,250)	$(192,639,050)
Basic and diluted net loss per share, Class B	$(0.93)	$(5.03)	$(5.96)